Expense Example - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom Blend 2030 Fund - Class Z
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	456
Fidelity Advisor Freedom Blend 2030 Fund - Class C
Expense Example:
1 year	249
3 years	462
5 years	797
10 years	1,543
Fidelity Advisor Freedom Blend 2030 Fund - Class M
Expense Example:
1 year	445
3 years	645
5 years	862
10 years	1,487
Fidelity Advisor Freedom Blend 2030 Fund - Class A
Expense Example:
1 year	643
3 years	789
5 years	947
10 years	1,407
Fidelity Advisor Freedom Blend 2030 Fund - Class I
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	$ 579